Net Finance Costs - Summary of Net Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income under the effective interest method on:
Time deposits	$ 11	$ 28	$ 43
Cash and cash equivalents	15	14	33
Net change in fair value of financial assets and liabilities	37	0	0
Net foreign exchange gain	2	11	9
Finance income	65	53	85
Financial liabilities measured at amortized cost – interest expense	1,701	1,433	1,053
Impairment loss and change in fair value on investment in associates	0	15	0
Net change in fair value of financial assets and liabilities	0	42	3
Finance costs	(1,701)	(1,490)	(1,056)
Share listing and associated expenses	353	0	0
Net Finance costs	$ (1,989)	$ (1,437)	$ (971)